Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventories (note 7)	$ 3,037	$ 6,668
Change in inventory write-downs to net realizable value (note 7)	403	$ 1,143	$ 4,714
Cespira Joint Venture
Inventory [Line Items]
Inventory write-downs, purchased parts	232
Inventory write down due to contract	$ 171